Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 CAD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	$ 28,698
Balance as at June 30, 2019	28,325
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	35,220
Additions	554
Transfers From E&E Assets	1
Change in Decommissioning Liabilities	310
Exchange Rate Movements and Other	(243)
Divestitures	(6)
Balance as at June 30, 2019	35,836
Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	6,525
DD&A	1,012
Impairment Losses	25
Exchange Rate Movements and Other	(51)
Balance as at June 30, 2019	7,511
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	24,128
Balance as at June 30, 2019	23,892
Development & Production Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	28,046
Additions	357
Transfers From E&E Assets	1
Change in Decommissioning Liabilities	300
Exchange Rate Movements and Other	(3)
Divestitures	(6)
Balance as at June 30, 2019	28,695
Development & Production Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	3,918
DD&A	850
Impairment Losses	17
Exchange Rate Movements and Other	18
Balance as at June 30, 2019	4,803
Other Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	0
Balance as at June 30, 2019	0
Other Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	333
Additions	0
Transfers From E&E Assets	0
Change in Decommissioning Liabilities	0
Exchange Rate Movements and Other	0
Divestitures	0
Balance as at June 30, 2019	333
Other Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	333
DD&A	0
Impairment Losses	0
Exchange Rate Movements and Other	0
Balance as at June 30, 2019	333
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	4,187
Balance as at June 30, 2019	4,007
Refining Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	5,628
Additions	112
Transfers From E&E Assets	0
Change in Decommissioning Liabilities	8
Exchange Rate Movements and Other	(240)
Divestitures	0
Balance as at June 30, 2019	5,508
Refining Equipment [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	1,441
DD&A	129
Impairment Losses	0
Exchange Rate Movements and Other	(69)
Balance as at June 30, 2019	1,501
Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	380
Balance as at June 30, 2019	426
Other [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	1,213
Additions	85
Transfers From E&E Assets	0
Change in Decommissioning Liabilities	2
Exchange Rate Movements and Other	0
Divestitures	0
Balance as at June 30, 2019	1,300
Other [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Balance as at January 1, 2019	833
DD&A	33
Impairment Losses	8
Exchange Rate Movements and Other	0
Balance as at June 30, 2019	$ 874